SEMI ANNUAL REPORT
JUNE 30, 1997


                                  [GRAPHIC M]

                              MUTUAL EUROPEAN FUND



[FRANKLIN TEMPLETON LOGO]

                            FRANKLIN MUTUAL ADVISERS
                        SENIOR PORTFOLIO MANAGEMENT TEAM



In its continuing efforts to strengthen the investment team, the fund's advisor recently named as vice presidents the people pictured to the lower right. These individuals have over 36 combined years of experience with Mutual Series. We have also added several people to the research and trading side who have excellent backgrounds and great enthusiasm. Our greatest resource in finding the right people is our reputation as a dynamic and creative investment organization.


                      [PHOTO OF BELOW LISTED INDIVIDUALS]

Left to right: Lawrence N. Sondike, Robert Friedman, Peter A. Langerman, Raymond Garea, Jeff Altman, Michael Price (seated)



                      [PHOTO OF BELOW LISTED INDIVIDUALS]

Left to right top: Susan Potto, David Winters, Greg Gigliotti
Bottom: Leigh Walzer, Tom Price

SHAREHOLDER LETTER



Your Fund's Objective: The Mutual European Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund will normally have at least 65% of its invested assets in the securities of issuers organized under the laws of, or whose principal business operations or at least 50% of whose revenue is earned from, European countries.



Dear Shareholder:

We are pleased to bring you this semi-annual report of the Mutual European Fund, which covers the period ended June 30, 1997. During the six months under review, the fund's Class Z shares provided a cumulative total return of 13.08%, as shown in the Performance Summary on page 6. The Morgan Stanley Capital International All Countries Europe Index returned 14.68%(1) for the same period. Since we've now completed nearly one year of operation, we would like to take this opportunity to highlight some of our views on European markets, currencies, and politics, as well as our approach to investing in this unique and exciting part of the world.



CONTENTS


SHAREHOLDER LETTER ................     1

PERFORMANCE SUMMARY
 Class Z ..........................     6
 Class I ..........................     8
 Class II .........................     9

STATEMENT OF INVESTMENTS ..........    13

FINANCIAL STATEMENTS ..............    20

NOTES TO FINANCIAL STATEMENTS .....    24



                                 FUND CATEGORY

                                [PYRAMID GRAPH]

(1) Source: Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

EUROPEAN MARKETS

Like the U.S. Standard & Poor's(R) 500 Stock Index, most European indices are market-capitalization weighted and are heavily influenced by the performance of the larger companies that comprise them. As the chart below illustrates, the relative importance of the largest five and largest 10 companies in popular Western European indices is even more pronounced than in the S&P 500. In our opinion, many of these larger companies are expensive, trading at levels above our target range for purchasing. We emphasize this point to underscore our value approach. We seek a solid, absolute return over the years, and will not chase a market, sector, or company in order to match an index.


PERCENT OF INDEX*




                    UNITED        UNITED
                    STATES'       KINGDOM'S
                    STANDARD      FINANCIAL         SWITZERLAND'S       SWEDEN'S          IRELAND'S         NETHERLANDS'
                    AND POOR'S    TIMES STOCK       SWISS               STOCKHOLM         IRISH             AMSTERDAM
                    500           EXCHANGE          MARKET              OPTIONS           OVERALL           EXCHANGES
                    INDEX         100 INDEX         INDEX               MARKET            INDEX             INDEX
---------------------------------------------------------------------------------------------------------------------
  5 Largest
  Companies         11.99%        24.38%            70.91%              55.02%             52.85%            50.08%
  10 Largest
  Companies         19.69%        38.77%            92.85%              72.50%             68.42%            78.16%


* These percentages combine multiple classes of stocks, as of 6/30/97. Source:
Bloomberg.

CURRENCIES

Currency situations are obviously complex. Because over 75% of the fund is invested outside the U.S., we hedge all currency exposure. By hedging, we seek to eliminate the effects of currency fluctuations so that only the actual performance of the portfolio's stocks affects the fund's total returns.


PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/97

Equities - 78.4%

Bonds - 2.8%

Short-Term Obligations & Other
Net Assets - 18.8%




TOP 10 COUNTRIES
Period ended 6/30/97



                         % OF TOTAL
COUNTRY                  NET ASSETS
-----------------------------------

United States
(includes cash) ..............20.2%

United Kingdom ...............19.3%

Sweden .......................19.1%

France .......................15.7%

Italy ........................ 3.6%

Norway ....................... 3.6%

Finland ...................... 3.1%

Netherlands .................. 3.1%

Denmark ...................... 2.4%

Belgium ...................... 2.0%

EUROPEAN POLITICS

We continue to believe that Europe offers the best restructuring opportunities in the world. European companies must compete or go out of business. It does not matter whether the government is right wing, left wing, or centrist: thousands of firms must allocate their capital properly or they will fade rapidly from the business community. Most management teams are hungry to effectuate change regardless of politics.

We also continue to believe that this process will not be pleasant or easy. There is a streak of socialism that runs through the heart of Europe. Some socialists have modernized their ideals to reflect the globalized economy: the United Kingdom's Labour Party and Portugal's Socialists are healthy examples. Others apparently do not see that their policies have helped erode Europe's competitiveness and ability to create jobs. France is a notable example of this (however, the French electorate swings back and forth, from left to right, with remarkable frequency).

The political tides of Europe do not erase value, but can slow or speed the process. We study the political scene, but we never let our opinions prevent us from seeking inexpensive stocks.

We appreciate your participation in the Mutual European Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Advisers Portfolio Management Team



TOP 10 HOLDINGS
Period ended 6/30/97



COMPANY,                                          % OF TOTAL
COUNTRY, INDUSTRY                                 NET ASSETS
------------------------------------------------------------

Suez Lyonnaise Des Eaux SA,
France,
Business & Public Services                             3.1%

Societe Elf Aquitane SA,
France,
Energy Sources                                         1.9%

Finnveden Invest AB, B,
Sweden,
Industrial Components                                  1.4%

STE Generale de Belgique SA,
Belgium,
Multi-Industry                                         1.4%

Grupo Acciona SA,
Spain,
Construction & Housing                                 1.2%

Ostasiatiske Kompagnie,
Denmark,
Merchandising                                          1.2%

Skanska AB, B,
Sweden,
Construction & Housing                                 1.2%

Oresund Investment AB,
Sweden,
Multi-Industry                                         1.2%

Pearson PLC,
United Kingdom,
Broadcasting & Publishing                              1.1%

Worms Et Compagnie,
France,
Food & Household Products                              1.1%



For a complete list of portfolio holdings, see page 13 of this report.

This discussion reflects the strategies the fund employed during the six months under review, and includes opinions as of the close of the period. Since economic and market conditions are constantly changing, strategies and evaluations, conclusions, and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities the fund purchases and sells.

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. Notably, the fund generally expects to hedge against currency risk. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.

INVESTMENT APPROACH

We seek to invest in securities selling at a substantial discount to their intrinsic value, taking into consideration, among other factors, price/book, price/earnings, and cash flow. Rather than attempt to project growth rates and earnings, we try to determine what a company is worth today -- and we want to buy it at significantly less than that. Applying this value approach, we invest primarily in three areas: (1) cheap stocks based on asset values, (2) mergers, recapitalizations, spin-offs and other extraordinary corporate changes, and (3) bankruptcy and other financially distressed situations. These investments, particularly in the latter two categories, do not typically move with the same volatility as the market indices and therefore have tended to reduce excessive volatility in our overall performance. Generally, we have tended to underperform against the S&P 500(R) slightly in bull markets, while outperforming the benchmark in sideways and bear markets. Of course, past performance cannot guarantee future results.

PERFORMANCE SUMMARY
CLASS Z

Mutual European Fund - Class Z provided a cumulative total return of 13.08% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any.

The price of the fund's Class Z shares increased $1.49 per share, from $11.39 on December 31, 1996, to $12.88 on June 30, 1997. During the reporting period, Class Z shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.

CLASS Z
Periods ended 6/30/97



                                                       SINCE
                                                       INCEPTION
                                      SIX MONTHS       (7/3/96)
----------------------------------------------------------------

Aggregate Total Return(1)               13.08%          29.60%
Value of $10,000 Investment(2)         $11,308         $12,960


1. Aggregate total return represents the change in value of an investment over the indicated periods. Since these shares have existed for less than one year, average annual total returns are not provided.

2. This figure represents the value of a hypothetical $10,000 investment in the fund over the indicated period.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. Franklin Mutual Adviser has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three year period beginning November 1, 1996.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future results.

CLASS I

Mutual European Fund - Class I provided a cumulative total return of 12.92% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the sales charge.

The fund's Class I shares, as measured by net asset value, increased $1.47 per share, from $11.38 on December 31, 1996, to $12.85 on June 30, 1997. During the reporting period, Class I shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.



  CLASS I
  Periods ended 6/30/97



                                                             SINCE
                                                            INCEPTION
                                        SIX MONTHS          (11/1/96)
-------------------------------------------------------------------
  Cumulative Total Return(1)                12.92%            19.28%
  Aggregate Total Return(2)                  7.80%            13.92%
  Value of $10,000 Investment(3)          $10,780           $11,392



1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Aggregate total return represents the change in value of an investment over the indicated periods and includes the maximum 4.5% initial sales charge. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future results.

CLASS II

Mutual European Fund - Class II provided a cumulative total return of 12.48% for the six-month period ended June 30, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the sales charges.

The fund's Class II shares, as measured by the net asset value, increased $1.42 per share, from $11.38 on December 31, 1996, to $12.80 on June 30, 1997. During the reporting period, Class II shares did not pay distributions. Of course, distributions will vary depending on income earned by the fund, as well as any profits realized from the sale of securities in the portfolio.


  CLASS II
  Periods ended 6/30/97



                                                    SINCE
                                                  INCEPTION
                                    SIX MONTHS    (11/1/96)
-----------------------------------------------------------

  Cumulative Total Return(1)             12.48%       18.71%
  Aggregate Total Return(2)              10.41%       16.53%
  Value of $10,000 Investment(3)       $11,041      $11,653




1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Aggregate total return represents the change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed with 18 months of investment. Since these shares have existed for less than one year, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charges.

All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the fund's Board of Directors.

Investment return and principal value will fluctuate with market conditions, currencies and the economic, social, and political climates of countries where investments are made. Thus, your shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future results.

MUTUAL EUROPEAN FUND
Financial Highlights

Per Share Operating Performance - Class Z (For a share outstanding throughout the period)

                                                                                   Six months       For the period
                                                                                      ended          July 3, 1996+
                                                                                  June 30, 1997         through
                                                                                   (unaudited)     December 31, 1996
                                                                                  -------------    -----------------
Net asset value, beginning of period...........................................       $11.39             $10.00
                                                                                     --------          --------
Income from investment operations:
    Net investment income......................................................          .23                .06
    Net realized and unrealized gain...........................................         1.26               1.40
                                                                                     --------          --------
Total from investment operations...............................................         1.49               1.46
                                                                                     --------          --------
Distributions:
    Dividends from net investment income.......................................        --                  (.05)
    Distributions from net realized gains......................................        --                  (.02)
                                                                                      --------          --------
Total distributions............................................................        --                  (.07)
                                                                                      --------          --------
Change in net asset value......................................................         1.49               1.39
                                                                                      --------          --------
Net asset value, end of period.................................................       $12.88             $11.39
                                                                                      ========          ========
Total Return*..................................................................        13.08%             14.61%
Ratios /supplemental data
Net assets, end of period (000)................................................        $616,219          $450,495
Ratio of expenses to average net assets........................................         1.05%**            1.15%**
Ratio of expenses, net of fee waiver, to average net assets....................         1.03%**            1.09%**
Ratio of net investment income to average net assets...........................         4.03%**            1.87%**
Portfolio turnover rate........................................................        44.40%             36.75%
Average commission rate paid (per share).......................................         $.0153             $.0233


 *Not annualized for periods of less than one year.
**Annualized.
 +Commencement of operations.

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

Per share operating performance - Class I (For a share outstanding throughout the period)

                                                                                 Six months        For the period
                                                                                     ended        November 1, 1996+
                                                                                 June 30, 1997         through
                                                                                  (unaudited)     December 31, 1996
                                                                                 -------------    ------------------
Net asset value, beginning of period..........................................       $11.38             $10.84
                                                                                    -------             ------
Income from investment operations:
    Net investment income.....................................................          .18                .03
    Net realized and unrealized gain..........................................         1.29                .58
                                                                                    -------             ------
Total from investment operations..............................................         1.47                .61
                                                                                    -------             ------
Distributions:
    Dividends from net investment income......................................        --                  (.05)
    Distributions from net realized gains.....................................        --                  (.02)
                                                                                     -------             ------
Total distributions...........................................................        --                  (.07)
                                                                                     -------             ------
Change in net asset value.....................................................         1.47                .54
                                                                                     -------             ------
Net asset value, end of period................................................       $12.85             $11.38
                                                                                     =======             ======
Total Return*.................................................................        12.92%              5.61%
Ratios/supplemental data
Net assets, end of period (000)...............................................         $58,906             $9,200
Ratio of expenses to average net assets.......................................         1.40%**            1.42%**
Ratio of expenses, net of fee waiver, to average net assets...................         1.38%**            1.32%**
Ratio of net investment income to average net assets..........................         4.09%**            1.44%**
Portfolio turnover rate.......................................................        44.40%             36.75%
Average commission rate paid (per share)......................................         $.0153             $.0233


 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.

MUTUAL EUROPEAN FUND
Financial Highlights (continued)

Per share operating performance - Class II (For a share outstanding throughout the period)

                                                                                  Six months        For the period
                                                                                     ended        November 1, 1996+
                                                                                 June 30 1997          through
                                                                                  (unaudited)     December 31, 1996
                                                                                 -------------    ------------------
Net asset value, beginning of period..........................................       $11.38             $10.84
                                                                                    -------             ------
Income from investment operations:
    Net investment income.....................................................          .14                .02
    Net realized and unrealized gain..........................................         1.28                .58
                                                                                    -------             ------
Total from investment operations..............................................         1.42                .60
                                                                                    -------             ------
Distributions:
    Dividends from net investment income......................................        --                  (.04)
    Distributions from net realized gains.....................................        --                  (.02)
                                                                                    -------             ------
    Total distributions.......................................................        --                  (.06)
                                                                                    -------             ------
Change in net asset value.....................................................         1.42                .54
                                                                                    -------             ------
Net asset value, end of period................................................       $12.80             $11.38
                                                                                    =======             ======
Total Return*.................................................................        12.48%              5.52%
Ratios/supplemental data
Net assets, end of period (000)...............................................        $26,954             $2,754
Ratio of expenses to average net assets.......................................         2.05%**            2.04%**
Ratio of expenses, net of fee waiver, to average net assets...................         2.04%**            1.94%**
Ratio of net investment income to average net assets..........................         3.56%**             .79%**
Portfolio turnover rate.......................................................        44.40              36.75%
Average commission rate paid (per share)......................................         $.0153             $.0233


 *Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods of less than one year.
**Annualized.
 +Commencement of sales.

                      See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Investment Portfolio, June 30, 1997 (unaudited)

        INDUSTRY                              ISSUE                        COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
                        Common Stocks  77.9%
Appliances & Household Durables  0.6%
                        Electrolux AB, B.................................    Swe.               55,000    $  3,967,423
                                                                                                            ----------
Automobiles  1.7%
                        Bertrand Faure...................................     Fr.              130,510       6,873,389
                        Fiat SpA.........................................    Itl.            1,500,000       5,393,080
                                                                                                            ----------
                                                                                                            12,266,469
                                                                                                            ----------
Beverages & Tobacco  2.2%
                        BAT Industries PLC...............................    U.K.              500,000       4,475,512
                        Grand Metropolitan PLC...........................    U.K.              100,000         968,376
                        Guinness PLC.....................................    U.K.              450,000       4,406,401
                        Heineken Holding NV, A...........................   Neth.               34,250       5,321,845
                                                                                                            ----------
                                                                                                            15,172,134
                                                                                                            ----------
Broadcasting & Publishing  6.6%
                        A-Pressen AS, A..................................    Nor.              200,000       4,829,995
                        Aamulehti Yhtymae OY, II.........................    Fin.               25,000         914,737
                        Midland Independent Newspapers PLC...............    U.K.            2,330,200       6,965,493
                        Mirror Group PLC.................................    U.K.            1,092,216       3,419,484
                        NV Holdingsmij de Telegraaf......................   Neth.              281,600       6,082,755
                        Pearson PLC......................................    U.K.              675,000       7,817,990
                        Scripps (EW) Co., A..............................    U.S.               45,000       1,873,125
                        Television 4 AB, A...............................    Swe.              183,000       3,453,946
                        United News & Media PLC..........................    U.K.              335,580       3,892,346
                        Yorkshire Tyne Tees Television Holdings PLC......    U.K.              375,000       7,087,961
                                                                                                            ----------
                                                                                                            46,337,832
                                                                                                            ----------
Building Materials & Components  1.5%
                        Geveko AB, B.....................................    Swe.              552,134       7,066,287
                        Scancem AB, A....................................    Swe.               17,723         703,375
                        Scancem AB, B....................................    Swe.               80,145       3,035,678
                                                                                                            ----------
                                                                                                            10,805,340
                                                                                                            ----------
Business & Public Services  5.4%
                        Esselte AB, A Shares.............................    Swe.              162,000       3,706,806
                        Esselte AB, B Shares.............................    Swe.               94,400       2,221,033
                        *IFIL Finanziaria Partecipazioni SpA.............    Itl.            1,650,000       5,685,771
                        Suez Lyonnaise Des Eaux SA.......................     Fr.              212,058      21,362,126
                        *Uniholding Corp.................................    U.S.                5,000          46,250
                        *(R)Uniholding Corp..............................    U.S.              576,584       4,800,062
                                                                                                            ----------
                                                                                                            37,822,048
                                                                                                            ----------
Chemicals  1.6%
                        Aga AB, B........................................    Swe.              311,400       4,146,364
                        Inspec Group PLC.................................    U.K.            1,175,000       3,874,336
                        Laporte PLC......................................    U.K.              290,000       3,098,053
                                                                                                            ----------
                                                                                                           11,118,753

                                                                                                            ----------


MUTUAL EUROPEAN FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


        INDUSTRY                              ISSUE                        COUNTRY          SHARES           VALUE
Construction & Housing  4.4%
                        Gines Navarro Construcciones SA..................     Sp.               22,238    $    459,550
                        Grupo Acciona SA.................................     Sp.               75,560       8,512,358
                        GTM-Entrepose....................................     Fr.              113,141       5,662,152
                        Hollandsche Beton Groep NV.......................   Neth.               24,234       5,527,313
                        OCP Construcciones SA............................     Sp.               42,350       2,667,173
                        Skanska AB, B....................................    Swe.              186,400       8,241,070
                                                                                                            ----------
                                                                                                            31,069,616
                                                                                                            ----------
Data Processing & Reproduction  0.4%
                        Tecnost Mael SPA.................................    Itl.            1,720,000       3,117,336
                                                                                                            ----------
Electronic Components & Instruments  2.0%
                        Aspoyhtymae OY...................................    Fin.              109,750       5,051,322
                        Bergman & Beving AB, B...........................    Swe.              143,854       5,169,855
                        Spectra Physics AB, A............................    Swe.              214,400       3,852,576
                                                                                                            ----------
                                                                                                            14,073,753
                                                                                                            ----------
Energy Equipment & Services  0.4%
                        Bouygues Offshore SA, ADR........................     Fr.              212,700       2,658,750
                                                                                                            ----------
Energy Sources  4.3%
                     *  Cie Generale De Geophysique SA, ADR..............     Fr.              230,000       4,427,500
                        Eni SpA..........................................    Itl.              550,000       3,109,892
                        Saga Petroleum AS, B.............................    Nor.              233,200       4,072,696
                        Societe Elf Aquitane SA..........................     Fr.              123,750      13,350,605
                        Yorkshire Water PLC..............................    U.K.              825,000       5,364,994
                                                                                                            ----------
                                                                                                            30,325,687
                                                                                                            ----------
Financial Services  1.4%
                        Axa-UAP SA.......................................     Fr.               67,000       4,167,050
                        Credit Communal Holding Dexia Belgium............    Bel.               40,000       4,295,638
                        *(R)Cityscape Financial Corp.....................    U.S.               88,000       1,666,775
                        *Mercury European Privitization Trust PLC,
                         wts.............................................    U.K.              540,000         346,217
                                                                                                            ----------
                                                                                                            10,475,680
                                                                                                            ----------
Food & Household Products  2.9%
                        Cadbury Schweppes PLC............................    U.K.              765,359       6,825,255
                        Klene Holding NV.................................   Neth.               71,489       1,551,496
                        Williams PLC.....................................    U.K.              800,000       4,303,152
                        *Worms Et Compagnie..............................     Fr.              129,864       7,690,144
                                                                                                            ----------
                                                                                                            20,370,047
                                                                                                            ----------
Forest Products & Paper  0.2%
                        Jefferson Smurfit Group PLC......................    U.K.              600,000       1,748,572
                                                                                                            ----------
Industrial Components  7.6%
                        Berisford PLC....................................    U.K.            1,341,000       3,171,110
                        Charter PLC......................................    U.K.              446,161       5,936,529
                        Finnveden Invest AB, B...........................    Swe.              486,400       9,746,235
                        Gunnebo AB.......................................    Swe.              738,500       6,921,498
                        Hexagon AB, B....................................    Swe.              204,457       5,550,510
                        James Crean Ltd..................................    Irl.            1,399,537       4,199,311


MUTUAL EUROPEAN FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


        INDUSTRY                              ISSUE                        COUNTRY          SHARES           VALUE
Industrial Components (continued)
                        Lucas Varity PLC.................................    U.K.            1,718,536    $  5,952,730
                        Michelin SA, Class B.............................     Fr.               69,861       4,195,203
                        Tomkins PLC......................................    U.K.            1,709,985       7,403,888
                                                                                                            ----------
                                                                                                            53,077,014
                                                                                                            ----------
Insurance  2.5%
                        Istituto Nazionale Delle Assicurazioni SpA.......    Itl.            3,666,000       5,552,715
                        Koelnische Rueckversicherungs AG.................    Ger.                2,906       2,499,570
                        Pohjola Insurance Co. Ltd., A....................    Fin.              207,000       6,138,944
                        SCOR, SA.........................................     Fr.               82,181       3,308,664
                                                                                                            ----------
                                                                                                            17,499,893
                                                                                                            ----------
Leisure & Tourism  0.5%
                        *Scandic Hotels AB...............................    Swe.              220,860       3,483,281
                                                                                                            ----------
Machinery & Engineering  3.8%
                        *Firefly AB, Class B.............................    Swe.              237,000         490,207
                        Kverneland Gruppen AS............................    Nor.              230,300       6,253,029
                        Rauma OY.........................................    Fin.              274,300       6,286,014
                        Sandblom & Stohne AB, Class B....................    Swe.              237,000       1,593,174
                        Triplex Lloyd PLC................................    U.K.            2,475,000       6,367,925
                        TT Group PLC.....................................    U.K.              880,000       5,422,239
                                                                                                            ----------
                                                                                                            26,412,588
                                                                                                            ----------
Merchandising  3.0%
                        *Ostasiatiske Kompagnie..........................    Den.              349,320       8,259,648
                        Hemkopskedjan AB.................................    Swe.              400,000       4,110,917
                        Robinson & Co. Ltd...............................   Sing.              546,000       2,845,142
                        Vendome Luxury Group PLC.........................    U.K.              765,950       5,657,027
                                                                                                            ----------
                                                                                                            20,872,734
                                                                                                            ----------
Multi-Industry  16.9%
                        Aker RGI ASA, A..................................    Nor.              203,244       3,993,227
                        Aker RGI ASA, B..................................    Nor.              340,648       5,949,209
                        Atle AB..........................................    Swe.              375,000       5,041,691
                        Bulten AB, B.....................................    Swe.              640,000       5,046,862
                        Cie Financiere Richemont AG, Class A.............   Swtz.                4,840       6,992,400
                        *Cie Generale d'Industrie et de Participation
                         CGIP............................................     Fr.               22,870       6,499,039
                        *Corporacion Financiera Reunida SA...............     Sp.              468,900       1,972,976
                        Custos AB, A.....................................    Swe.               59,500       1,276,841
                        Custos AB, B.....................................    Swe.              341,520       7,350,925
                        Financiere Et Industrielle Gaz Et Eaux SA........     Fr.               11,550       4,775,895
                        Hogg Robinson PLC................................    U.K.            1,600,000       5,715,332
                        Investor AB, B...................................    Swe.               67,300       3,545,311
                        Invik & Co. AB, B................................    Swe.              132,512       5,867,153
                        Kinnevik AB, B...................................    Swe.              268,200       7,471,670
                        La France SA.....................................     Fr.               13,585       2,660,734
                        Lagardere SCA....................................     Fr.              184,423       5,356,919
                        Marine Wendel....................................     Fr.               44,187       4,511,409
                        Montaigne Participations et Gestion SA...........     Fr.                8,307       4,092,223


MUTUAL EUROPEAN FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)


        INDUSTRY                              ISSUE                        COUNTRY          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
Multi-Industry (continued)
                        Oerlikon-Buehrle Holding AG......................   Swtz.               30,000    $  3,512,496
                        Oresund Investment AB............................    Swe.              298,683       8,108,517
                        Rue Imperiale de Lyon SA.........................     Fr.                  366         348,767
                        Sophus Berendsen, AS, B..........................    Den.               30,000       4,337,415
                        STE Eurafrance...................................     Fr.               10,350       4,244,474
                        STE Generale de Belgique SA......................    Bel.              103,509       9,663,524
                                                                                                            ----------
                                                                                                           118,335,009
                                                                                                            ----------
Real Estate  4.6%
                        *Castellum AB....................................    Swe.              860,000       6,448,193
                        Fastighets AB Tornet, A..........................    Swe.              227,206       2,672,839
                        First Union Real Estate Equity & Mtg.
                         Investments, SBI................................    U.S.              352,500       5,001,094
                        Metropolis Realty Trust Inc......................    U.S.              152,000       5,624,000
                        Santa Anita Realty Enterprises Inc...............    U.S.              155,000       4,814,688
                        Sefimeg..........................................     Fr.               13,380         853,795
                        Ste Des Immeubles De France......................     Fr.               54,948       3,179,049
                        Wallenstam Byggnads AB, Class B..................    Swe.              480,000       3,567,966
                                                                                                            ----------
                                                                                                            32,161,624
                                                                                                            ----------
Recreation & Other Consumer Goods  0.8%
                        EMI Group PLC....................................    U.K.              301,765       5,414,774
                                                                                                            ----------
Telecommunications  0.7%
                        *Cellular Communications International Inc.......    U.S.               69,500       2,328,250
                        GN Great Nordic Ltd., br.........................    Den.                5,000         530,881
                        *Telewest Communications PLC.....................    U.K.            1,224,000       1,956,802
                                                                                                            ----------
                                                                                                             4,815,933
                                                                                                            ----------
Transportation  1.2%
                        De Sammensluttede Vognmaend AF, B................    Den.                5,926       3,703,806
                        Florida East Coast Industries Inc................    U.S.               14,000       1,554,000
                        Railtrack Group PLC..............................    U.K.              310,000       3,229,113
                                                                                                            ----------
                                                                                                             8,486,919
                                                                                                            ----------
Utilities Electrical & Gas  0.7%
                        Thames Water Group PLC...........................    U.K.              445,000       5,139,261
                                                                                                            ----------
                        Total Common Stocks (Cost $514,907,366)..........                                  547,028,470
                                                                                                            ----------
                        Preferred Stocks  0.5%
                        First Union Real Estate Equity & Mtg.
                         Investments,
                         cvt., pfd., A...................................    U.S.                5,000         240,000
                        Suedzucker AG Mannheim, pfd......................    Ger.                6,450       3,458,197
                                                                                                            ----------
                        Total Preferred Stocks (Cost $3,244,826).........                                    3,698,197
                                                                                                            ----------

                                      16

MUTUAL EUROPEAN FUND
Investment Portfolio, June 30, 1997 (unaudited) (continued)

                                                                                           PRINCIPAL
                                                                                           IN LOCAL
                                              ISSUE                        COUNTRY        CURRENCY**         VALUE
----------------------------------------------------------------------------------------------------------------------
                        Corporate Bonds and Notes  0.8%
                        Aamulehti Yhtymae OY, 6.00%, conv., 11/19/98.....    Fin.            3,750,000    $  3,430,263
                        Olivetti International NV, 3.75%, conv.,
                         12/31/99........................................    Itl.        4,000,000,000       2,330,234
                                                                                                            ----------
                        Total Corporate Bonds and Notes (Cost
                         $5,375,826).....................................                                    5,760,497
                                                                                                            ----------
                        Bonds and Notes in Reorganization  2.0%
                        *Anchor Glass Container Corp., 9.91%, 7/15/99....    U.S.              121,259         123,684
                        *Anchor Glass Container Corp., zero coupon,
                         7/15/98.........................................    U.S.              149,611         147,367
                        *Eurotunnel Finance Ltd., bank claim
                        tranche B........................................    U.K. (A)       25,000,000       1,967,516
                        tranche B........................................    U.K.            4,000,000       3,147,430
                        *Fokker NV,
                        6.50%, 8/26/96...................................    Ger.            4,000,000         415,735
                        7.50%, 6/29/96...................................    Ger.            4,500,000         467,702
                        10.00%,11/22/97..................................   Neth.            6,600,000         609,430
                        6.25%, 11/04/98..................................    Ger.           14,750,000       1,533,022
                        *Northampton Business Parks, bank claim..........    U.K.            9,124,783       5,470,403
                                                                                                            ----------
                        Total Bonds and Notes in Reorganization
                              (Cost $12,705,913).........................                                   13,882,289
                                                                                                            ----------
                                                                                           Principal
                        Short Term Obligations  16.4%                                       Amount
                        Federal Home Loan Bank, 5.15% to 5.67%   with
                         maturities to 6/12/98...........................    U.S.           70,145,000      68,225,160
                        Federal National Mortgage Association., 5.29% to
                         5.64%   with maturities to 4/21/98..............    U.S.           47,800,000      46,659,060
                                                                                                            ----------
                        Total Short Term Obligations (Cost
                         $114,831,806)...................................                                  114,884,220
                                                                                                            ----------
                        Total Investments (Cost $651,065,737)  97.6%.....                                  685,253,673
                        Unrealized Gain in Forward Exchange
                               Contracts  1.9%...........................                                   13,094,897
                        Other Assets, less liabilities  0.5%.............                                    3,730,281
                                                                                                            ----------
                        Total Net Assets  100.0%.........................                                 $702,078,851
                                                                                                            ==========

*Non-income producing securities.
**Currency of countries indicated.
(A)Traded in French francs
(R)Restricted securities.

                      See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Financial Statements

Statement of Assets and Liabilities
June 30, 1997 (unaudited)

Assets:
 Investments in securities, at value (identified cost $651,065,737)..................  $685,253,673
 Cash................................................................................    11,481,463
 Receivables:
  Investment securities sold.........................................................     9,701,320
  Capital shares sold................................................................     3,528,978
  Dividends and interest.............................................................     1,899,484
 Unrealized gains on forward exchange contracts (Note 8).............................    17,716,354
                                                                                        -----------
     Total assets....................................................................   729,581,272
                                                                                        -----------
Liabilities:
 Payables:
  Investment securities purchased....................................................    21,887,874
  Capital shares redeemed............................................................       352,650
 Unrealized loss on forward exchange contracts (Note 8)..............................     4,621,457
 Accrued expenses....................................................................       640,440
                                                                                        -----------
     Total liabilities...............................................................    27,502,421
                                                                                        -----------
Net assets, at value.................................................................  $702,078,851
                                                                                        ===========
Net assets consist of:
 Undistributed net investment income.................................................  $ 12,540,982
 Net unrealized appreciation.........................................................    47,282,833
 Accumulated net realized gain.......................................................    43,034,337
 Net capital paid in on shares of capital stock......................................   599,220,699
                                                                                        -----------
Net assets, at value.................................................................  $702,078,851
                                                                                        ===========

Class Z
 Net asset value per share ($616,219,075 / 47,843,970 shares outstanding)..................  $12.88
                                                                                             ======
Class I
 Net asset value per share ($58,906,345 / 4,585,489 shares outstanding)....................  $12.85
                                                                                             ======
 Maximum offering price ($12.85 / 95.50%)..................................................  $13.46
                                                                                             ======
Class II
 Net asset value per share ($26,953,431 / 2,105,900 shares outstanding)....................  $12.80
                                                                                             ======
 Maximum offering price ($12.80 / 99.00%)..................................................  $12.93
                                                                                             ======

                      See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Financial Statements (continued)

Statement of Operations
for the six months ended June 30, 1997 (unaudited)

Investment income:
 (net of $1,328,755 foreign taxes withheld)
 Dividends.............................................................   $11,974,765
 Interest..............................................................     3,189,952
                                                                          -----------
     Total income......................................................                     $15,164,717
Expenses:
 Management fees (Note 4)..............................................     2,371,151
 Administrative fees (Note 4)..........................................       230,663
 Distribution fees (Note 4)
       Class I.........................................................        62,453
       Class II........................................................        69,422
 Transfer agent fees (Note 4)..........................................       203,326
 Custodian fees........................................................       151,840
 Reports to shareholders...............................................        30,913
 Audit fees............................................................         9,924
 Legal fees............................................................        11,022
 Registration and filing fees..........................................       103,352
 Directors' fees and expenses..........................................         2,556
 Other.................................................................         7,833
                                                                          -----------
     Total expenses....................................................     3,254,455
 Less expenses waived (Note 4).........................................       (50,034)
                                                                          -----------
     Total expenses less fees waived...................................                       3,204,421
                                                                                            -----------
     Net investment income.............................................                      11,960,296
Realized and unrealized gain:
 Net realized gain on:
  Investments..........................................................    26,856,193
  Foreign currency transactions........................................    12,813,653
                                                                          -----------
                                                                           39,669,846
                                                                          -----------
 Net unrealized appreciation on:
  Investments..........................................................     5,761,657
  Foreign currency translation of other assets and liabilities.........    13,085,124
                                                                          -----------
                                                                           18,846,781
                                                                          -----------
Net realized and unrealized gain.......................................                      58,516,627
                                                                                            -----------
Net increase in net assets resulting from operations...................                     $70,476,923
                                                                                            ===========

                      See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Financial Statements (continued)

Statements of Changes in Net Assets


                                                                   Six months         For period July 3, 1996
                                                                      ended               (commencement of
                                                                  June 30, 1997            operations) to
                                                                   (unaudited)           December 31, 1996
                                                                  -------------       ------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income........................................   $  11,960,296             $  2,205,789
  Net realized gain on investments and foreign currency
    transactions...............................................      39,669,846                4,514,505
  Net unrealized appreciation..................................      18,846,781               28,436,052
                                                                  -------------            -------------
    Net increase in net assets resulting from operations.......      70,476,923               35,156,346
Distributions to shareholders:
 From net investment income
  Class Z......................................................              --               (1,947,610)
  Class I......................................................              --                  (25,784)
  Class II.....................................................              --                   (7,669)
 From net realized gain
  Class Z......................................................              --                 (779,044)
  Class I......................................................              --                  (10,995)
  Class II.....................................................              --                   (4,015)

 Capital share transactions (Note 3)
  Class Z......................................................     100,471,265              418,343,037
  Class I......................................................      45,939,268                9,032,503
  Class II.....................................................      22,742,439                2,692,187
                                                                  -------------            -------------
    Net increase in net assets.................................     239,629,895              462,448,956
Net assets:
 Beginning of period...........................................     462,448,956                       --
                                                                  -------------            -------------
 End of period.................................................   $ 702,078,851             $462,448,956
                                                                   ============       ==================


                      See Notes to Financial Statements.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual European Fund (the Fund) is a separate diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Foreign Currency Translation:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

d. Securities Transactions, Investment Income, Expenses and Distributions:

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)
d. Securities Transactions, Investment Income, Expenses and Distributions:
(continued)

Common expenses incurred by the Series Fund are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. Options:

Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. Securities Sold Short:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the Broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

2. MERGER OF HEINE SECURITIES AND FRANKLIN RESOURCES

On October 31, 1996, pursuant to an agreement between Franklin  Resources,  Inc.
(FRI) and Heine Securities Corporation (Heine), the investment adviser, the assets of Heine were acquired by Franklin Mutual Advisers, Inc. (FMA), a subsidiary of FRI. FMA became the investment adviser to the Series Fund and the Series Fund name changed from Mutual Series Fund Inc. to Franklin Mutual Series Fund Inc.

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

3. CAPITAL STOCK

Effective November 1, 1996, the Fund offered three classes of shares: Class Z, Class I, and Class II. Outstanding shares before that date were designated as Class Z shares. The shares have the same rights except for their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At June 30, 1997, there were 400 million Fund shares authorized ($0.001 par value) of which 200 million, 100 million, and 100 million were designated as Class Z, Class I, and Class II shares, respectively. Transactions in the Fund's shares were as follows:


                                                                                                   For the period
                                                                                                    July 3, 1996
                                                                                                  (commencement of
                                                                                                    operations)
                                                               Six months ended                 to December 31, 1996
                                                                June 30, 1997
                                                          --------------------------         --------------------------
                                                            Shares         Amount              Shares         Amount
                                                          ----------    ------------         ----------    ------------
Class Z
Shares sold.............................................. 14,677,957    $178,094,215         42,171,939    $446,968,711
Shares issued on reinvestment of distributions...........         --              --            229,503       2,586,502
Shares redeemed.......................................... (6,380,920)    (77,622,950)        (2,854,509)    (31,212,176)
                                                          ----------    ------------         ----------    ------------
Net increase.............................................  8,297,037    $100,471,265         39,546,933    $418,343,037
                                                          ==========    ============         ==========    ============



                                                                                                For the period
                                                                                                  November 1, 1996
                                                               Six months ended                 to December 31, 1996
                                                                June 30, 1997
                                                          --------------------------         --------------------------
                                                            Shares         Amount              Shares         Amount
                                                          ----------    ------------         ----------    ------------
Class I
Shares sold..............................................  5,610,052    $ 68,824,265            813,014    $  9,085,283
Shares issued on reinvestment of distributions...........         --              --              2,838          31,814
Shares redeemed.......................................... (1,832,836)    (22,884,997)            (7,579)        (84,594)
                                                          ----------     -----------            -------      ----------
Net increase.............................................  3,777,216    $ 45,939,268            808,273    $  9,032,503
                                                          ==========     ===========            =======      ==========


                                                                                                 For the period
                                                                                                  November 1, 1996
                                                               Six months ended                 to December 31, 1996
                                                                June 30, 1997
                                                          --------------------------         --------------------------
                                                            Shares         Amount              Shares         Amount
                                                          ----------    ------------         ----------    ------------
Class II
Shares sold..............................................  1,952,353    $ 23,808,741            242,959    $  2,703,061
Shares issued on reinvestment of distributions...........         --              --                860           9,680
Shares redeemed..........................................    (88,458)     (1,066,302)            (1,814)        (20,554)
                                                           ---------     -----------            -------      ----------
Net increase.............................................  1,863,895    $ 22,742,439            242,005    $  2,692,187
                                                           =========     ===========            =======      ==========

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

4. TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of FMA, Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD) and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter for Class I and II shares, and transfer agent, respectively.

The Fund pays an investment management fee to FMA of .80% per year of the average daily net assets of the Fund. In connection with the merger, FRI and FMA agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FTSI based on the Series Fund's aggregate average daily net assets as follows: .15% per annum of the first $200 million of the Fund's average daily net assets, .135% of the next $500 million, .10% of the next $500 million, and .075% in excess of $1.2 billion.

The Fund reimburses FTD up to .35% and 1.00% per year of the average daily net assets of Class I and Class II, respectively, for costs incurred in marketing the Fund's shares. FTD received net commissions from sales of Fund shares and received contingent deferred sales charges for the period of $52,386 and $8,198, respectively.

5. INVESTMENT TRANSACTIONS

Purchases  and sales of securities  (excluding  short-term  securities)  for the
period  ended  June  30,  1997   aggregated   $485,094,048   and   $208,088,520,
respectively.

6. INCOME TAXES

At June 30, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $651,065,737 was as follows:

                  Unrealized appreciation.....................  $53,103,441
                  Unrealized depreciation.....................  (18,915,505)
                                                                  ---------
                  Net unrealized appreciation.................  $34,187,936
                                                                  =========

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

7. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1997 are as follows:


   Number of
   Shares or                                                                                    Acquisition
Principal Amount                                     Issuer                                        Date         Value
------------------------------------------------------------------------------------------------------------------------
       88,000      Cityscape Financial Corp. .................................................   11/25/96     $1,666,775
      576,584      Uniholding Corp. ..........................................................   01/06/97      4,800,062
                                                                                                              ----------
                   Total Restricted Securities (cost $95,411,422) (.92% of Net Assets)........                $6,466,837
                                                                                                              ==========

8. FINANCIAL INSTRUMENTS

The Fund has been a party to financial instruments with off-balance sheet risk primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and the foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

As of June 30, 1997, the Fund had the following forward foreign currency contracts outstanding:


                                                                               In        Settlement         Unrealized
                        Contracts to Buy:                                 Exchange for      Date            Gain/(Loss)
------------------------------------------------------------------        ------------   ----------         -----------
 4,650,000 Australian Dollar......................................   U.S. $ 3,480,705     11/06/97     U.S. $   36,784
   463,599 British Pound..........................................            771,429     07/18/97                 182
 2,920,023 British Pound..........................................          4,704,740     08/18/97             150,679
 4,282,430 British Pound..........................................          6,969,043     09/18/97             145,100
 3,818,572 British Pound..........................................          6,224,554     12/15/97             101,907
 2,000,000 Finnish Markka.........................................            387,019     09/03/97                  74
 1,796,400 Irish Punt.............................................          2,705,108     11/14/97              12,768
   972,853 Swiss Franc............................................            669,832     09/10/97               2,108
                                                                          ------------                      -----------
                                                                     U.S. $25,912,430                  U.S. $  449,602
                                                                          ============                      -----------

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS (cont.)


                                                                               In        Settlement         Unrealized
                        Contracts to Sell:                                Exchange for      Date            Gain/(Loss)
------------------------------------------------------------------        ------------   ----------         -----------
      4,650,000 Australian Dollar.................................   U.S. $ 3,608,400     11/06/97     U.S. $   90,911
    494,495,320 Belgium Franc.....................................         13,992,176     11/07/97             239,904
    139,841,497 Danish Krone......................................         21,672,632     10/24/97             464,743
     23,077,447 Dutch Guilder.....................................         12,294,840     09/17/97             471,408
     12,607,845 Dutch Guilder.....................................          6,553,501     12/10/97              54,065
    114,030,322 Finnish Markka....................................         22,741,235     09/03/97             671,064
    333,877,932 French Franc......................................         61,391,134     07/17/97           4,508,451
    206,391,403 French Franc......................................         36,604,266     08/29/97           1,341,767
     10,158,784 French Franc......................................          1,784,462     11/14/97              39,668
    102,455,671 French Franc......................................         17,988,458     11/28/97             374,340
     23,130,033 Deutschemark......................................         13,758,444     09/18/97             416,375
      1,518,000 Irish Punt........................................          2,301,288     11/14/97               4,618
 42,703,993,230 Italian Lira......................................         26,327,514     01/02/98           1,301,734
     48,375,010 Norwegian Krone...................................          7,003,905     09/10/97             374,058
    126,193,579 Norwegian Krone...................................         17,798,812     12/09/97             415,675
      2,615,431 Singapore Dollar..................................          1,849,668     08/29/97              15,501
  2,581,329,415 Spanish Peseta....................................         17,923,060     08/18/97             396,400
     55,552,421 Swedish Krona.....................................          8,416,396     07/21/97           1,228,694
    230,448,545 Swedish Krona.....................................         33,084,500     08/15/97           3,237,789
     30,047,046 Swedish Krona.....................................          4,155,545     10/21/97             253,255
    375,247,238 Swedish Krona.....................................         49,840,259     11/18/97           1,048,037
    251,627,998 Swedish Krona.....................................         33,131,498     02/17/98             295,893
      7,170,954 Swiss Franc.......................................          4,975,306     09/10/97              22,402
                                                                          ------------                      -----------
                                                                     U.S. $419,197,300                      17,266,752
                                                                          ============
                                                                                                            -----------
      Unrealized gain on forward exchange contracts...............                                          17,716,354

                                                                                                            -----------

                        Contracts to Buy:
     27,871,217 Danish Krone......................................   U.S. $ 4,278,290     10/24/97             (51,435 )
      6,625,224 Finnish Markka....................................          1,310,719     09/03/97             (28,430 )
     22,937,340 French Franc......................................          3,983,094     07/17/97             (75,266 )
     32,349,119 French Franc......................................          5,783,747     08/29/97            (256,817 )
      9,519,862 Deutschemark......................................          5,554,475     09/18/97             (63,145 )
    608,953,193 Spanish Peseta....................................          4,195,723     08/18/97             (61,064 )
      2,809,271 Swedish Krona.....................................            367,971     11/18/97              (2,690 )
      8,949,348 Swiss Franc.......................................          6,276,599     09/10/97             (95,376 )
                                                                          ------------                      -----------
                                                                     U.S. $31,750,616                  U.S. $ (634,223 )
                                                                          ============
                                                                                                            -----------

MUTUAL EUROPEAN FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS (cont.)


                                                                               In        Settlement         Unrealized
                        Contracts to Sell:                                Exchange for      Date            Gain/(Loss)
------------------------------------------------------------------        ------------   ----------         -----------
 23,073,888 British Pound.........................................   U.S. $37,415,012     07/18/97     U.S. $ (988,983 )
  8,246,568 British Pound.........................................         13,605,188     08/18/97            (107,218 )
 18,786,401 British Pound.........................................         29,896,678     09/18/97          (1,312,041 )
 21,463,517 British Pound.........................................         34,717,239     10/20/97            (904,005 )
  4,039,693 British Pound.........................................          6,605,302     11/17/97             (93,270 )
 15,678,408 British Pound.........................................         25,555,804     12/15/97            (419,571 )
  2,708,492 Irish Punt............................................          4,080,072     11/14/97             (17,761 )
 48,783,498 Swedish Krona.........................................          6,298,979     11/18/97             (44,186 )
 17,491,025 Swedish Krona.........................................          2,275,608     02/17/98              (6,842 )
 16,906,830 Swiss Franc...........................................         11,584,018     09/10/97             (93,357 )
                                                                          ------------                      -----------
                                                                     U.S. $172,033,901                      (3,987,234 )
                                                                          ============
                                                                                                            -----------
      Unrealized loss on forward exchange contracts...............                                          (4,621,457 )
                                                                                                            -----------
        Net unrealized gain on forward exchange contracts.........                                     U.S. $13,094,897
                                                                                                            ===========

                                      27

                      This page intentionally left blank

LITERATURE REQUEST
For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH                         Franklin Templeton High Income     Fund Allocator Series               FRANKLIN STATE-SPECIFIC
Franklin Global Health Care Fund       Currency Fund                     Franklin Templeton Conservative     FUNDS SEEKING
Franklin Templeton Japan Fund         Templeton Americas Government       Target Fund                        TAX-FREE INCOME
Templeton Developing                   Securities Fund                   Franklin Templeton Moderate         Alabama
 Markets Trust                                                            Target Fund                        Arizona*
Templeton Foreign Fund                GROWTH                             Franklin Templeton Growth           Arkansas**
Templeton Foreign Smaller             Franklin Blue Chip Fund             Target Fund                        California*
 Companies Fund                       Franklin California Growth Fund                                        Colorado
Templeton Global                      Franklin DynaTech Fund             INCOME                              Connecticut
 Infrastructure Fund                  Franklin Equity Fund               Franklin Adjustable Rate            Florida*
Templeton Global                      Franklin Gold Fund                  Securities Fund                    Georgia
 Opportunities Trust                  Franklin Growth Fund               Franklin Adjustable U.S.            Hawaii**
Templeton Global                      Franklin MidCap Growth Fund         Government Securities Fund         Indiana
 Real Estate Fund                     Franklin Small Cap                 Franklin's AGE High Income Fund     Kentucky
Templeton Global                       Growth Fund                       Franklin Investment Grade           Louisiana
 Smaller Companies Fund               Mutual Discovery Fund               Income Fund                        Maryland
Templeton Greater European Fund                                          Franklin Short-Intermediate         Massachusetts***
Templeton Growth Fund                 GROWTH AND INCOME                   U.S. Government Securities Fund    Michigan*
Templeton Latin America Fund          Franklin Asset Allocation Fund     Franklin U.S. Government            Minnesota***
Templeton Pacific Growth Fund         Franklin Balance Sheet              Securities Fund                    Missouri
Templeton World Fund                   Investment Fund                   Franklin Money Fund                 New Jersey
                                      Franklin Convertible               Franklin Federal Money Fund         New York*
GLOBAL GROWTH AND INCOME               Securities Fund                                                       North Carolina
Franklin Global Utilities Fund        Franklin Equity Income Fund        For Corporations                    Ohio***
Franklin Templeton German             Franklin Income Fund               Franklin Corporate Qualified        Oregon
 Government Bond Fund                 Franklin MicroCap Value Fund        Dividend Fund                      Pennsylvania
Franklin Templeton Global             Franklin Natural Resources Fund                                        Tennessee**
 Currency Fund                        Franklin Real Estate               FRANKLIN FUNDS SEEKING              Texas
Mutual European Fund                   Securities Fund                   TAX-FREE INCOME                     Virginia
Templeton Global Bond Fund            Franklin Rising Dividends Fund     Federal Intermediate-Term           Washington**
Templeton Growth and                  Franklin Strategic Income Fund      Tax-Free Income Fund
 Income Fund                          Franklin Utilities Fund            Federal Tax-Free Income Fund        VARIABLE ANNUITIES+
                                      Franklin Value Fund                High Yield Tax-Free Income Fund     Franklin Valuemark(R)
GLOBAL INCOME                         Mutual Beacon Fund                 Insured Tax-Free Income Fund        Franklin Templeton
Franklin Global Government            Mutual Qualified Fund              Puerto Rico Tax-Free                 Valuemark Income Plus
 Income Fund                          Mutual Shares Fund                  Income Fund                         (an immediate annuity)
Franklin Templeton Hard               Templeton American Trust, Inc.     Tax-Exempt Money Fund
 Currency Fund



*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

***Portfolio of insured municipal securities.

+Franklin Valuemark and Franklin  Templeton  Valuemark Income Plus are issued by
 Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                                                        02/97.1

BOARD OF DIRECTORS

Michael F. Price (Chairman)
Edward I. Altman, Ph.D.
Ann Torre Grant
Andrew H. Hines, Jr.
Peter A. Langerman
William Lippman
Bruce A. MacPherson                                 INVESTMENT MANAGER
Fred R. Millsaps                                    Franklin Mutual Advisers, Inc.
Leonard Rubin                                       51 John F. Kennedy Parkway
Barry F. Schwartz                                   Short Hills, NJ 07078
Vaugn R. Sturtevant, M.D.
Robert E. Wade                                      SHAREHOLDER SERVICES
                                                    1-800-632-2301 - (Class I & II)
OFFICERS                                            1-800-448-FUND - (Class Z)
Michael F. Price, President
Peter A. Langerman, Exec. Vice President            FUND INFORMATION
Jeffrey A. Altman, Senior Vice President            1-800-342-5236
Robert L. Friedman, Senior Vice President
Raymond Garea, Senior Vice President                This report must be preceded or accompanied by the current prospectus of the
Lawrence N. Sondike, Senior Vice President          Mutual European Fund, which contains more complete information including risk
Greg Gigliotti, Vice President                      factors, charges and expenses. Like any investment in securities, the Fund's
Susan Potto, Vice President                         portfolio will be subject to the risk of loss from market, currency, economic,
Tom Price, Vice President                           political and other factors, as well as investment decisions by the Investment
Leigh Walzer, Vice President                        Manager, which will not always be profitable or wise. The Fund and its investors
David Winters, Vice President                       are not protected from such losses by the Investment Manager. Therefore,
James Baio, Treasurer                               investors who cannot accept the risk of such losses should not invest in shares
Stuart C. Pistol, Assistant Treasurer               of the Fund.
Liz Cohernour, Gen. Counsel & Secretary             To ensure the highest quality of service, telephone calls to or
Lily Simo, Assistant Secretary                      from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

                                                    [RECYCLING LOGO] Printed on recycled paper
478 S97 06/97
